Other Income	9 Months Ended
Sep. 30, 2020
Other Income
Other Income

16.Other Income

	Three months ended		Nine months ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Paycheck Protraction Program Loan[1]	$—	$—	$185,284	$—
Industrial Research Assistance Program Funding	—	—	243,936	—
Canada Emergency Wage Subsidy	27,127	—	106,961	—
Miscellaneous income	—	17,711	10,141	71,639
	$27,127	$17,711	$546,322	$71,639

1  On May 21, 2020, the Company entered into a promissory note evidencing an unsecured loan in the amount of US$133,700 made to the Company under the Paycheck Protection Program (the “Loan”). The Paycheck Protection Program (or “PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration. The Loan to the Company was made through BMO Harris Bank National Association (the “Lender”).

The Loan bears interest rate of 1% per year and matures in 24 months from the date of the Loan. Beginning 7 months from the date of the Loan, the Company is required to make 18 monthly payments of principal and interest.

Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any covered payments of mortgage interest, rent and utilities.

As at September 30, 2020, the Company has used all proceeds from the PPP Loan to maintain payroll and make lease and utility payments. The Company has filed a PPP loan forgiveness application with U.S. Small Business Administration. The Company meets the PPP loan forgiveness conditions listed in the PPP loan forgiveness application form in accordance with the established guidelines issued by U.S. Small Business Administration. Accordingly, the Company has accounted for the PPP Loan as a government grant in accordance with IAS 20 – Accounting for Government Grants and Disclosure of Government Assistance.

During the nine months ended September 30, 2020, the Company received $243,936 from the Industrial Research Assistance Program Funding and $106,961 in Canada Emergency Wage Subsidy relief related to COVID-19. These governmental assistances received are non-repayable and were accounted for as government grants related to income in accordance with IAS 20.